FAIR VALUE MEASUREMENTS - DOLLAR THRIFTY (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc
Fair value of assets and liabilities
Derivative Assets	$ 5,500	$ 4,500					$ 23	$ 548	$ 1,355	$ 23	$ 548	$ 1,355
Deferred Compensation Plan Assets					6,998	5,752			3,916	6,998	5,752	3,916
Total					6,998	5,752	23	548		7,021	6,300
Transfer of assets from Level 1 to Level 2			0	0
Transfer of assets from Level 2 to Level 1			$ 0	$ 0